Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
13. Related Party Transactions
Fees and Expenses Paid to Affiliates
All of our executive officers and one of our
non-independent
directors are also executive officers and employees and/or holders of a direct or indirect interest in our advisor, one of our co-sponsors
or other affiliated entities. We are affiliated with our advisor, American Healthcare Investors and AHI Group Holdings; however, we are not affiliated with Griffin Capital, our dealer manager, Colony Capital or Mr. Flaherty. We entered into the Advisory Agreement, which entitles our advisor and its affiliates to specified compensation for certain services, as well as reimbursement of certain expenses. Our board, including a majority of our independent directors, has reviewed the material transactions between our affiliates and us during the three months ended March 31, 2021. We believe that we have executed all of the transactions set forth below on terms that are fair and reasonable to us and on terms no less favorable to us than those available from unaffiliated third parties.
Fees and expenses to our affiliates incurred for the three months ended March 31, 2021 and 2020 were as follows:

	Three Months Ended March 31,
	2021	2020
Asset management fees(1)	$2,454,000	$2,411,000
Property management fees(2)	365,000	349,000
Base acquisition fees and reimbursement of acquisition expenses(3)	181,000	1,407,000
Operating expenses(4)	45,000	43,000
Lease fees(5)	41,000	51,000
Development fees(6)	24,000	—
Construction management fees(7)	23,000	23,000

Total	$3,133,000	$4,284,000

(1)	Asset management fees are included in general and administrative in our accompanying condensed consolidated statements of operations.
(2)
Property management fees are included in rental expenses or general and administrative expenses in our accompanying condensed consolidated statements of operations, depending on the property type from which the fee was incurred.

(3)
Such amounts are capitalized as part of the associated asset and included in real estate investments, net in our accompanying condensed consolidated balance sheets or are expensed as incurred and included in business acquisition expenses in our accompanying condensed consolidated statements of operations, as applicable.

(4)
We reimburse our advisor or its affiliates for operating expenses incurred in rendering services to us, subject to certain limitations. For the 12 months ended March 31, 2021 and 2020, our operating expenses did not exceed such limitations. Operating expenses are generally included in general and administrative in our accompanying condensed consolidated statements of operations.

(5)	Lease fees are capitalized as costs of entering into new leases and included in other assets, net in our accompanying condensed consolidated balance sheets, and amortized over the term of the lease.
(6)	Development fees are expensed as incurred and included in business acquisition expenses in our accompanying condensed consolidated statements of operations.
(7)
Construction management fees are capitalized as part of the associated asset and included in real estate investments, net in our accompanying condensed consolidated balance sheets or are expensed and included in our accompanying condensed consolidated statements of operations, as applicable.

Accounts Payable Due to Affiliates
The following amounts were outstanding to our affiliates as of March 31, 2021 and
December
 31, 2020:

Fee	March 31, 2021	December 31, 2020
Asset management fees	$820,000	$814,000
Property management fees	131,000	117,000
Construction management fees	42,000	33,000
Development fees	24,000	64,000
Operating expenses	19,000	10,000
Lease commissions	6,000	8,000

Total	$1,042,000	$1,046,000

13. Related Party Transactions
Fees and Expenses Paid to Affiliates
All of our executive
 officers and one of our
non-independent
directors are also executive officers and employees and/or holders of a direct or indirect interest in our advisor, one of our co-sponsors
or other affiliated entities. We are affiliated with our advisor, American Healthcare Investors and AHI Group Holdings; however, we are not affiliated with Griffin Capital, our dealer manager, Colony Capital or Mr. Flaherty. We entered into the Advisory Agreement, which entitles our advisor and its affiliates to specified compensation for certain services, as well as reimbursement of certain expenses. Our board, including a majority of our independent directors, has reviewed the material transactions between our affiliates and us during the year ended December 31, 2020. Set forth below is a description of the transactions with affiliates. We believe that we have executed all of the transactions set forth below on terms that are fair and reasonable to us and on terms no less favorable to us than those available from unaffiliated third parties. For the years ended December 31, 2020, 2019 and 2018, we incurred $
13,350,000
, $
16,296,000
and $
22,355,000
, respectively, in fees and expenses to our affiliates
as detailed below.
Offering Stage
Dealer Manager Fee
Through the termination of our initial offering on February 15, 2019, with respect to shares of our Class T common stock, our dealer manager generally received a dealer manager fee of up to 3.0% of the gross offering proceeds from the sale of Class T shares of our common stock pursuant to the primary portion of our initial offering, of which 1.0% of the gross offering proceeds was funded by us and up to an amount equal to 2.0% of the gross offering proceeds was funded by our advisor. Effective March 1, 2017 and through the termination of our initial offering on February 15, 2019, with respect to shares of our Class I common stock, our dealer manager generally received a dealer manager fee up to an amount equal to 1.5% of the gross offering proceeds from the sale of Class I shares of our common stock pursuant to the primary portion of our initial offering, all of which was funded by our advisor. Our advisor recouped the portion of the dealer manager fee it funded through the receipt from us of the Contingent Advisor Payment, as defined below, through the payment of acquisition fees as described below.
No dealer manager fee was payable on shares of our common stock sold pursuant to our DRIP Offerings.
Following the termination of our initial
offering on February 15, 2019, we no longer incur additional dealer manager fees. For the years ended December 31, 2019 and 2018, we incurred $
1,687,000
and $
4,878,000
, respectively, payable to our advisor as part of the Contingent Advisor Payment in connection with the dealer manager fee that our advisor had incurred. Such fee was charged to stockholders’ equity as incurred with a corresponding offset to accounts payable due to affiliates in our accompanying consolidated balance sheets. See Note 12, Equity — Offering Costs — Dealer Manager Fee, for a further discussion of the dealer manager fee funded by us.
Other Organizational and Offering Expenses
Through the termination of our initial offering on February 15, 2019, we incurred other organizational and offering expenses in connection with the primary portion of our initial offering (other than selling commissions, the dealer manager fee and the stockholder servicing fee) that were funded by our advisor. Our advisor recouped such expenses it funded through the receipt of the Contingent Advisor Payment from us, as described below, through the payment of acquisition fees. No other organizational and offering expenses were paid with respect to shares of our common stock sold pursuant to our DRIP Offerings.
Following the
 termination of our initial offering on February 15, 2019, we no longer incur additional other organizational and offering expenses. For the years ended December 31, 2019 and 2018, we incurred $
114,000
and $
1,465,000
, respectively, payable to our advisor as part of the Contingent Advisor Payment in connection with the other organizational and offering expenses that our advisor had incurred. Such expenses were charged to stockholders’ equity as incurred with a corresponding offset to accounts payable due to affiliates in our accompanying consolidated balance sheets.
Acquisition and Development Stage
Acquisition Fee
We pay our advisor or its affiliates an acquisition fee of up to 4.50% of the contract purchase price, including any contingent or earn-out payments that may be paid, of each property we acquire. The

4.50
% acquisition fees consist of a
2.25
% base acquisition fee, or the base acquisition fee, for real estate acquisitions, and an additional
2.25
% contingent advisor payment, or the Contingent Advisor Payment, as applicable. The Contingent Advisor Payment allowed our advisor to recoup the portion of the dealer manager fee and other organizational and offering expenses funded by our advisor. Therefore, the amount of the Contingent Advisor Payment paid upon the closing of an acquisition did not exceed the then outstanding amounts paid by our advisor for dealer manager fees and other organizational and offering expenses at the time of such closing. For these purposes, the amounts paid by our advisor and considered as “outstanding” were reduced by the amount of the Contingent Advisor Payment previously paid. Notwithstanding the foregoing, the initial $
7,500,000

of amounts paid by our advisor to fund the dealer manager fee and other organizational and offering expenses, or the Contingent Advisor Payment Holdback, was retained by us until
February 2019
, the termination of our initial offering and the third anniversary of the commencement date of our initial offering, at which time such amount was paid to our advisor. Our advisor or its affiliates are entitled to receive these acquisition fees for properties acquired with funds raised in our initial offering, including acquisitions completed after the termination of the Advisory Agreement (including imputed leverage o
f 50.0
% on funds raised in our initial offering), or funded with net proceeds from the sale of a property, subject to certain conditions. Our advisor may waive or defer all or a portion of the acquisition fee at any time and from time to time, in our advisor’s sole discretion.
Base acquisition
 fees are capitalized as part of the associated asset and included in real estate investments, net in our accompanying consolidated balance sheets or are expensed as incurred and included in acquisition related expenses in our accompanying consolidated statements of operations, as applicable. For the years ended December
31
,
2020
,
2019
and
2018
, we incurred base acquisition fees of $
1,485,000
, $
4,595,000
and $
10,096,000
, respectively, to our advisor. As of both
December 31, 2020
and
2019
, we paid $
20,982,000
in Contingent Advisor Payments to our advisor and do not have any amounts outstanding due to our advisor. For a further discussion of amounts paid in connection with the Contingent Advisor Payment, see the “Dealer Manager Fee” and “Other Organizational and Offering Expenses” sections above.
Development Fee
In the event our advisor or its affiliates provide development-related services, we pay our advisor or its affiliates a development fee in an amount that is usual and customary for comparable services rendered for similar projects in the geographic market where the services are provided; however, we will not pay a development fee to our advisor or its affiliates if our advisor or its affiliates elect to receive an acquisition fee based on the cost of such development.
For the years ended December 31,
 2020, 2019 and 2018, we incurred development fees of $87,000, $34,000 and $6,000 respectively, to our advisor, which was expensed as incurred and included in acquisition related expenses in our accompanying consolidated statements of operations.
Reimbursement of Acquisition Expenses
We reimburse our advisor or its affiliates for acquisition expenses related to selecting, evaluating and acquiring assets, which are reimbursed regardless of whether an asset is acquired.
The reimbursement of acquisition expenses, acquisition fees, total development costs and real estate commissions paid to unaffiliated third parties will not exceed, in the aggregate,
6.0
% of the contract purchase price of the property, unless fees in excess of such limits are approved by a majority of our directors, including a majority of our independent directors, not otherwise interested in the transaction. For the years ended December 31, 2020, 2019 and 2018, such fees and expenses paid did not exceed
6.0
% of the contract purchase price of our property acquisitions, except with respect to our acquisitions of Athens MOB Portfolio, Northern California Senior Housing Portfolio, Pinnacle Warrenton ALF, Glendale MOB, Missouri SNF Portfolio, Flemington MOB Portfolio and West Des Moines SNF, which excess fees and expenses were approved by our directors as set forth above.
Reimbursements of acquisition expenses are capitalized as part of the associated asset and included in real estate investments, net in our accompanying consolidated balance sheets or are expensed as incurred and included in acquisition related expenses in our accompanying consolidated statements of operations, as applicable. For the years ended December 31, 2020, 2019 and 2018, we incurred $1,000, $0 and $2,000, respectively, in acquisition expenses to our advisor or its affiliates.
Operational Stage

Asset Management Fee
We pay our advisor or its affiliates a monthly fee for services rendered in connection with the management of our assets equal to one-twelfth
of 0.80% of average invested assets. For such purposes, average invested assets means the average of the aggregate book value of our assets invested in real estate investments, before deducting depreciation, amortization, bad debt and other similar non-cash
reserves, computed by taking the average of such values at the end of each month during the period of calculation.
For the years ended December 31, 2020, 2019 and 2018,
we incurred $
9,732,000
, $
8,276,000
and $
4,975,000
, respectively, in asset management fees to our advisor, which are included in general and administrative in our accompanying consolidated statements of operations.
Property Management Fee
American Healthcare Investors or its designated personnel may provide property management services with respect to our properties or may sub-contract
these duties to any third party and provide oversight of such third-party property manager. We pay American Healthcare Investors a monthly management fee equal to a percentage of the gross monthly cash receipts of such property as follows: (i) a property management oversight fee of 1.0% of the gross monthly cash receipts of any stand-alone, single-tenant, net leased property, except for such properties operated utilizing a RIDEA structure, for which we pay a property management oversight fee of 1.5% of the gross monthly cash receipts with respect to such property; (ii) a property management oversight fee of 1.5% of the gross monthly cash receipts of any property that is not a stand-alone, single-tenant, net leased property and for which American Healthcare Investors or its designated personnel provide oversight of a third party that performs the duties of a property manager with respect to such property; or (iii) a fair and reasonable property management fee that is approved by a majority of our directors, including a majority of our independent directors, that is not less favorable to us than terms available from unaffiliated third parties for any property that is not a stand-alone, single-tenant, net leased property and for which American Healthcare Investors or its designated personnel directly serve as the property manager without sub-contracting
such
duties to a third party.
Property management
 fees are included in rental expenses or general and administrative expenses in our accompanying consolidated statements of operations, as applicable. For the years ended December
31
,
2020
,
2019
 and
2018
, we incurred property management fees of $
1,454,000
, $
1,220,000
and $
746,000
, respectively, to American Healthcare Investors.
Lease Fees
We pay our advisor or its affiliates a separate fee for any leasing activities in an amount not to exceed the fee customarily charged in arm’s-length
transactions by others rendering similar services in the same geographic area for similar properties as determined by a survey of brokers and agents in such area. Such fee is generally expected to range from 3.0% to 6.0% of the gross revenues generated during the initial term of the lease.
Lease fees are capitalized as lease commissions, which are included in other assets, net in our accompanying consolidated balance sheets, and amortized over the term of the lease. For the years ended December 31, 2020, 2019 and 2018, we incurred lease fees of $
333,000
, $
83,000
and $
94,000
, respectively.
Construction Management Fee
In the event that our advisor or its affiliates
 assist with planning and coordinating the construction of any capital or tenant improvements, we pay our advisor or its affiliates a construction management fee of up to
5.0
% of the cost of such improvements. Construction management fees are capitalized as part of the associated asset and included in real estate investments, net in our accompanying consolidated balance sheets or are expensed and included in our accompanying consolidated statements of operations, as applicable. For the years ended December 31, 2020, 2019 and 2018, we incurred construction management fees of $
99,000
, $
155,000
and $
28,000
,
respectively.

Operating Expenses
We reimburse our advisor
 or its affiliates
 for operating expenses incurred in rendering services to us, subject to certain limitations. However, we cannot reimburse our advisor or its affiliates at the end of any fiscal quarter for total operating expenses that, in the four
consecutive fiscal quarters then ended, exceed the greater of: (i)
2.0
% of our average invested assets, as defined in the Advisory Agreement; or (ii)
25.0
% of our net income, as defined in the Advisory Agreement, unless our independent directors determined that such excess expenses were justified based on unusual and nonrecurring factors which they deem sufficient.
For the 12 months
ended
December 31, 2020
,
2019
 and
2018
, our operating expenses did not exceed the aforementioned limitations. The following table reflects our operating expenses as a percentage of average invested assets and as a percentage of net income for the
12
 month periods then ended:

	12 months ended December 31,
	2020	2019	2018
Operating expenses as a percentage of average invested assets	1.2%	1.2%	1.2%
Operating expenses as a percentage of net income	38.1%	37.2%	28.3%
For the years ended December
31
,
2020
,
2019
 and
2018
, our advisor incurred operating expenses on our behalf of $159,000, $132,000 and $65,000, respectively. Operating expenses are generally included in general and administrative in our accompanying consolidated statements of operations.
Liquidity Stage
Disposition Fees
For services relating to the sale of one or more properties, we pay our advisor or its affiliates a disposition fee up to the lesser of 2.0% of the contract sales price or 50.0% of a customary competitive real estate commission given the circumstances surrounding the sale, in each case as determined by our board, including a majority of our independent directors, upon the provision of a substantial amount of the services in the sales effort. The amount of disposition fees paid, when added to the real estate commissions paid to unaffiliated parties, will not exceed the lesser of the customary competitive real estate commission or an amount equal to 6.0% of the contract sales price. For the years ended December 31, 2020, 2019 and 2018, we did not incur any disposition fees to our advisor or its affiliates.
Subordinated Participation Interest
Subordinated Distribution of Net Sales Proceeds
In the event of liquidation, we will pay our advisor a subordinated distribution of net sales proceeds. The distribution will be equal to 15.0% of the remaining net proceeds from the sales of properties, after distributions to our stockholders, in the aggregate, of: (i) a full return of capital raised from stockholders (less amounts paid to repurchase shares of our common stock pursuant to our share repurchase plan); plus (ii) an annual 6.0% cumulative, non-compounded
return on the gross proceeds from the sale of shares of our common stock, as adjusted for distributions of net sales proceeds. Actual amounts to be received depend on the sale prices of properties upon liquidation. For the years ended December 31, 2020, 2019 and 2018, we did not pay any such distributions to our advisor.

Subordinated Distribution Upon Listing
Upon the listing of shares of our common stock on a national securities exchange, in redemption of our advisor’s limited partnership units, we will pay our advisor a distribution equal to 15.0% of the amount by which: (i) the market value of our outstanding common stock at listing plus distributions paid prior to listing exceeds (ii) the sum of the total amount of capital raised from stockholders (less amounts paid to repurchase shares of our common stock pursuant to our share repurchase plan) and the amount of cash equal to an annual 6.0% cumulative, non-compounded
return on the gross proceeds from the sale of shares of our common stock through the date of listing. Actual amounts to be received depend upon the market value of our outstanding stock at the time of listing, among other factors. For the years ended December 31, 2020, 2019 and 2018, we did not pay any such distributions to our advisor.
Subordinated Distribution Upon Termination
Pursuant to the Agreement of Limited Partnership, as amended, of our operating partnership upon termination or non-renewal
of the Advisory Agreement, our advisor will also be entitled to a subordinated distribution in redemption of its limited partnership units from our operating partnership equal to 15.0% of the amount, if any, by which: (i) the appraised value of our assets on the termination date, less any indebtedness secured by such assets, plus total distributions paid through the termination date, exceeds (ii) the sum of the total amount of capital raised from stockholders (less amounts paid to repurchase shares of our common stock pursuant to our share repurchase plan) and the total amount of cash equal to an annual 6.0% cumulative, non-compounded
return on the gross proceeds from the sale of shares of our common stock through the termination date. In addition, our advisor may elect to defer its right to receive a subordinated distribution upon termination until either a listing or other liquidity event, including a liquidation, sale of substantially all of our assets or merger in which our stockholders receive in exchange for their shares of our common stock, shares of a company that are traded on a national securities exchange.
As of December 31, 2020 and 2019, we did not have any liability related to the subordinated distribution upon termination.

Stock Purchase Plans
On December
31
,
2017
, our Chief Executive Officer and Chairman of the Board of Directors, Jeffrey T. Hanson, our President and Chief Operating Officer, Danny Prosky, and our Executive Vice President and General Counsel, Mathieu B. Streiff, each executed stock purchase plans, or the
2018
 Stock Purchase Plans, whereby they each irrevocably agreed to invest 100% of their net after-tax
base salary and cash bonus compensation earned as employees of American Healthcare Investors directly into our company by purchasing shares of our Class I common stock. In addition, on December
31
,
2017
, the
four
 Executive Vice Presidents of American Healthcare Investors at the time, including our Executive Vice President of Acquisitions, Stefan K.L. Oh, our Chief Financial Officer, Brian S. Peay, and Wendie Newman Vice President of Asset Management, each executed similar
2018
 Stock Purchase Plans whereby they each irrevocably agreed to invest a portion of their net after-tax
base salary or a portion of their net
after-tax
base salary and cash bonus compensation, ranging from 5.0% to 15.0%, earned on or after January
1
,
2018
 as employees of American Healthcare Investors directly into shares of our Class I common stock. The
2018
 Stock Purchase Plans terminated on December
31
,
2018
.
Purchases of shares of our Class I common stock pursuant to the 2018 Stock Purchase Plans commenced beginning with the first regularly scheduled payroll payment on January 22, 2018, and concluded with the regularly scheduled payroll payment on January 7, 2019. For the years ended December 31, 2019 and 2018, our officers invested
$34,000 and $1,078,000, respectively, and 3,346 and 113,658 shares of our Class I common stock, respectively, were issued in the aggregate pursuant to the
2018
 Stock Purchase Plans. The shares of Class I common stock were purchased pursuant to the
2018
 Stock Purchase Plans at a per share purchase price equal to the per
s
hare purchase price of our Class I common stock, which was $9.21 per share prior to April
11
,
2018
 and $9.65 per share effective as of April
11
,
2018
.
No
 selling commissions, dealer manager fees (including the portion of such dealer manager fees funded by our advisor) or stockholder servicing fees were paid with respect to such sales of our Class I common stock pursuant to the 2018 Stock Purchase Plans.
Accounts Payable Due to Affiliates
The following
 amounts were outstanding to our affiliates as of December
31
,
2020
 and
2019
:

	December 31,
Fee	2020	2019
Asset management fees	$814,000	$768,000
Property management fees	117,000	145,000
Acquisition and development fees	64,000	5,000
Construction management fees	33,000	65,000
Operating expenses	10,000	12,000
Lease commissions	8,000	21,000
Total	$1,046,000	$1,016,000